INCOME TAXES, Reconciliation of Statutory to Effective Tax Rate (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income		12.50%	12.50%	12.50%
Valuation allowances		(1.40%)	59.90%	(19.80%)
Tax impact of repurchased and resold Notes		0.10%	(0.80%)	1.30%
Foreign tax rate differentials		(2.80%)	(18.40%)	7.80%
True-up of prior year tax provision		0.00%	2.20%	0.00%
Non-taxable gain on debt extinguishment		0.00%	0.00%	0.30%
Non-deductible interest expense, transaction fees and expenses		1.80%	12.20%	(4.80%)
Deductible intra-group interest		0.00%	0.00%	30.90%
Unrealized foreign exchange loss on re-valuation of deferred tax balances		0.10%	0.50%	(8.60%)
Withholding tax		0.00%	13.30%	0.00%
Other		0.10%	(0.10%)	0.40%
Effective tax rate		10.40%	81.30%	20.00%
Irish Revenue [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income		12.50%
Foreign [Member] | Irish Revenue [Member]
Income Taxes [Abstract]
Period in which enquiries and/or assessments can be raised by taxing authority after return is submitted		4 years
Value Added Tax assessment	€ 6.1
Foreign [Member] | Irish Revenue [Member] | Minimum [Member]
Income Taxes [Abstract]
Open tax year		2014
Foreign [Member] | Irish Revenue [Member] | Maximum [Member]
Income Taxes [Abstract]
Open tax year		2018